FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Statement of Financial Position [Abstract]
Fair Value, by Balance Sheet Grouping
The carrying value and estimated fair value of the Company's financial instruments at December 31, 2012 and 2011 are as follows:

	2012	2012	2011	2011
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Cash and cash equivalents	79,259	79,259	46,848	46,848
Restricted cash	15,000	15,000	15,000	15,000
Floating rate debt	111,678	111,678	153,740	153,740